STOCKHOLDERS’ EQUITY - Schedule of Paramount Skydance Issued And Outstanding Stock After Completion Of Transactions (Details) shares in Millions	Aug. 07, 2025 shares	Dec. 31, 2025 shares	Aug. 06, 2025	Dec. 31, 2024 shares
Paramount Skydance Corporation Class A Common Stock
Class of Stock [Line Items]
Issuance of stock as a result of conversion (in shares)	40.7
Total share issuance, net of cancellations	(9.2)
Common stock, shares outstanding (in shares)	31.5
Common stock, shares issued (in shares)	31.5
Common stock, conversion rate			1
Paramount Skydance Corporation Class A Common Stock | Paramount Global
Class of Stock [Line Items]
Common stock, conversion rate			1
Paramount Skydance Corporation Class A Common Stock | Shareholders Other Than NAI Equity Investors
Class of Stock [Line Items]
Cancellation of cash-settled stock (in shares)	(7.2)
Paramount Skydance Corporation Class B Common Stock
Class of Stock [Line Items]
Issuance of stock as a result of conversion (in shares)	633.6
Total share issuance, net of cancellations	431.0
Common stock, shares outstanding (in shares)	1,064.6
Common stock, shares issued (in shares)	1,064.6
Common stock, conversion rate			1
Paramount Skydance Corporation Class B Common Stock | Paramount Global
Class of Stock [Line Items]
Common stock, conversion rate			1
Paramount Skydance Corporation Class B Common Stock | Shareholders Other Than NAI Equity Investors
Class of Stock [Line Items]
Issuance of stock as a result of conversion (in shares)	3.1
Cancellation of cash-settled stock (in shares)	(285.9)
Common stock, conversion rate	1.5333
Paramount Skydance Corporation Class B Common Stock | Shareholders Other Than NAI Equity Investors | Paramount Global
Class of Stock [Line Items]
Issuance of stock as a result of conversion (in shares)	3.1
Common stock, conversion rate	1.5333
Paramount Skydance Corporation Class B Common Stock | Skydance Investor Group
Class of Stock [Line Items]
Issuance of stock in exchange for proceeds from PIPE transaction (in shares)	400.0
Paramount Skydance Corporation Class B Common Stock | Skydance Investor Group | Paramount Global
Class of Stock [Line Items]
Issuance of stock in exchange for proceeds from PIPE transaction (in shares)	318.8
Paramount Skydance Corporation Class B Common Stock | Skydance Membership Unit And Skydance Phantom Unit Award Holders
Class of Stock [Line Items]
Issuance of stock, net of reduction in connection with tax withholding requirements (in shares)	313.8
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)		32.0		41.0
Class A Common Stock | Shareholders Other Than NAI Equity Investors
Class of Stock [Line Items]
Shares converted (in shares)	(2.0)
Class A Common Stock | Shareholders Other Than NAI Equity Investors | Paramount Global
Class of Stock [Line Items]
Shares converted (in shares)	(2.0)